OMB APPROVAL
UNITED STATES	OMB Number: 3235-0582
SECURITIES AND EXCHANGE COMMISSION	Expires: March 31, 2012
Washington, D.C. 20549	Estimated average burden hours per response......9.6

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8544

FPA Funds Trust
(Exact name of registrant as specified in charter)

	11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA	90064
	(Address of principal executive offices)	(Zip code)

J. Richard Atwood, Treasurer

FPA Funds Trust

11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		310-473-0225

Date of fiscal year end:	3/31

Date of reporting period:	7/1/09 to 6/30/10

Item 1.           Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

2

FPA Crescent Fund Proxy Voting

Issuer	Ticker	CUSIP	Mtg Date	Matter	Issr or Shdr Proposal	Voted Y/N	How Voted	For or Against Mgmt
G&K Services, Inc.	GKSR	361268105	11/12/2009	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of Ernst & Young LLP, independent registered public accounting firm, as the company’s independent auditors for fiscal 2010.	Issuer	Y	For	For
Ensco International Incorporated	ESV	26874Q100	12/22/2009

1. Approval of the proposal to adopt the agreement and plan of merger and reorganization, entered into as of November 9, 2009, by and between Ensco International Incorporated, a Delaware corporation, and Ensco Newcastle LLC, a Delaware limited liability company.

					Issuer	Y	For	For

2. Approval of the adjournment of the special meeting to a later date to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve the adoption of the agreement and plan of merger and reorganization.

					Issuer	Y	For	For
Covidien plc	COV	G2554F105	3/16/2010	1. To receive and consider the company’s Irish statutory accounts and the reports of the directors and auditors thereon.	Issuer	Y	For	For
				2A. Election of Director: Craig Arnold	Issuer	Y	For	For
				2B. Election of Director: Robert H. Brust	Issuer	Y	For	For
				2C. Election of Director: John M. Connors, Jr.	Issuer	Y	For	For
				2D. Election of Director: Christopher J. Coughlin	Issuer	Y	For	For
				2E. Election of Director: Timothy M. Donahue	Issuer	Y	For	For
				2F. Election of Director: Kathy J. Herbert	Issuer	Y	For	For
				2G. Election of Director: Randall J. Hogan, III	Issuer	Y	For	For
				2H. Election of Director: Richard J. Meelia	Issuer	Y	For	For
				2I. Election of Director: Dennis H. Reilley	Issuer	Y	For	For
				2J. Election of Director: Tadataka Yamada	Issuer	Y	For	For
				2K. Election of Director: Joseph A. Zaccagnino	Issuer	Y	For	For
				3. To Appoint independent auditors and authorize the audit committee to set the auditors’ remuneration.	Issuer	Y	For	For
				4. To authorize the company and/or any subsidiary of the company to make market purchases of company shares.	Issuer	Y	For	For

				5. To authorize the reissue price range of treasury shares.	Issuer	Y	For	For
Ares Capital Corporation	ARCC	04010L103	3/26/2010

1. To approve the issuance of the shares of Ares Capital common stock to be issued pursuant to the agreement and plan of merger, as such agreement may be amended from time to time, dated as of October 26, 2009, among Ares Capital, Allied Capital Corporation and ARCC Odyssey Corp., a wholly owned subsidiary of Ares Capital.

					Issuer	Y	For	For

2. To approve the adjournment of the Ares Capital special meeting, if necessary or appropriate, to solicit additional proxies if there are not sufficient votes at the time of the Ares Capital special meeting to approve proposal 1.

					Issuer	Y	For	For
Discover Financial Services	DFS	254709108	4/8/2010	1A. Election of Director: Jeffrey S. Aronin	Issuer	Y	For	For
				1B. Election of Director: Mary K. Bush	Issuer	Y	For	For
				1C. Election of Director: Gregory C. Case	Issuer	Y	For	For
				1D. Election of Director: Robert M. Devlin	Issuer	Y	For	For
				1E. Election of Director: Cynthia A. Glassman	Issuer	Y	For	For
				1F. Election of Director: Richard H. Lenny	Issuer	Y	For	For
				1G. Election of Director: Thomas G. Maheras	Issuer	Y	For	For
				1H. Election of Director: Michael M. Moskow	Issuer	Y	For	For
				1I. Election of Director: David W. Nelms	Issuer	Y	For	For
				1J. Election of Director: E. Follin Smith	Issuer	Y	For	For
				1K. Election of Director: Lawrence A. Weinbach	Issuer	Y	For	For
				2. Advisory vote to approve named executive officer compensation.	Issuer	Y	For	For
				3. Ratify the appointment of Deloitte & Touche LLP as independent registered public accounting firm.	Issuer	Y	For	For

Henkel AG & Co. KGaA	D32051142	4/19/2010

1. Presentation of the annual financial statements and the consolidated financial statements as endorsed by the supervisory board, and the management reports of Henkel AG & Co. KGaA and of the group, including the corporate governance/corporate management and remuneration reports, the report of the supervisory board for fiscal 2009, and the resolution to approve the annual financial statements of Henkel AG & Co. KGaA for fiscal 2009.

				Issuer	Y	For	For
			2. Resolution for the appropriation of profit.	Issuer	Y	For	For
			3. Resolution to approve and ratify the actions of the personally liable partner.	Issuer	Y	For	For
			4. Resolution to approve and ratify the actions of the supervisory board.	Issuer	Y	For	For
			5. Resolution to approve and ratify the actions of the shareholders committee.	Issuer	Y	For	For

6. Resolution on the appointment of the auditors of the annual financial statements and the consolidated financial statements for fiscal 2010 and the examiners for the financial review of interim reports.

				Issuer	Y	For	For
			7.1. Election of Dipl.-Kfm. Johann-Christoph Frey to the supplementary supervisory board.	Issuer	Y	For	For
			7.2. Election of Dr. rer. nat. Kaspar Freiherr von Braun to the supplementary supervisory board.	Issuer	Y	For	For
			8. Resolution to approve the compensation arrangements for members of the management board.	Issuer	Y	For	For

9. Resolution to adopt the amendment of articles 19(3), 20(1) and (4), 21(2) and (3) and article 23(3) of the articles of association in line with the requirements of the Act Implementing the Shareholders’ Rights Directive

				Issuer	Y	For	For

10. Resolution to renew authorization to purchase, appropriate and utilize the corporation’s own shares (treasury stock) in accordance with clause 71(1) no. 8 of the German Stock Corporation Act and to exclude the pre-emptive rights of existing shareholders.

					Issuer	Y	For	For

11. Resolution to cancel the existing authorized capital amount and to create a new authorized capital amount (authorized capital 2010) to be issued for cash with the option of excluding pre-emptive rights, with corresponding amendment of the articles of association.

					Issuer	Y	For	For
Pfizer Inc.	PFE	717081103	4/22/2010	1A. Election of Director: Dennis A. Ausiello	Issuer	Y	For	For
				1B. Election of Director: Michael S. Brown	Issuer	Y	For	For
				1C. Election of Director: M. Anthony Burns	Issuer	Y	For	For
				1D. Election of Director: Robert N. Burt	Issuer	Y	For	For
				1E. Election of Director: W. Don Cornwell	Issuer	Y	For	For
				1F. Election of Director: Frances D. Fergusson	Issuer	Y	For	For
				1G. Election of Director: William H. Gray III	Issuer	Y	For	For
				1H. Election of Director: Constance J. Horner	Issuer	Y	For	For
				1I. Election of Director: James M. Kilts	Issuer	Y	For	For
				1J. Election of Director: Jeffrey B. Kindler	Issuer	Y	For	For
				1K. Election of Director: George A. Lorch	Issuer	Y	For	For
				1L. Election of Director: John P. Mascotte	Issuer	Y	For	For
				1M. Election of Director: Suzanne Nora Johnson	Issuer	Y	For	For
				1N. Election of Director: Stephen W. Sanger	Issuer	Y	For	For
				1O. Election of Director: William C. Steere, Jr.	Issuer	Y	For	For
				2. To ratify the selection of KPMG LLP as independent registered public accounting firm for 2010.	Issuer	Y	For	For
				3. Advisory vote on executive compensation.	Issuer	Y	For	For
				4. Approval of by-law amendment to reduce the percentage of shares required for shareholders to call special meetings.	Issuer	Y	For	For
				5. Shareholder proposal regarding stock options.	Shareholder	Y	Against	For
AGCO Corporation	AGCO	001084102	4/22/2010	1. Election of Directors	Issuer	Y	For	For

				2. Ratification of KPMG LLP as the company’s independent registered public accounting firm for 2010.	Issuer	Y	For	For
Abbott Laboratories	ABT	002824100	4/23/2010	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of Deloitte & Touche LLP as auditors.	Issuer	Y	For	For
				3. Shareholder proposal — advisory vote	Shareholder	Y	Against	For
				4. Shareholder proposal — special shareholder meetings	Shareholder	Y	Against	For
Rowan Companies, Inc.	RDC	779382100	4/29/2010	1A. Election of Director: William T. Fox III	Issuer	Y	For	For
				1B. Election of Director: Sir Graham Hearne	Issuer	Y	For	For
				1C. Election of Director: H. E. Lentz	Issuer	Y	For	For
				1D. Election of Director: P. Dexter Peacock	Issuer	Y	For	For
				2. Approve amendments to the company’s restated certificate of incorporation to eliminate all supermajority voting requirements.	Issuer	Y	For	For
				3. Ratify the appointment of Deloitte & Touche LLP as independent auditors.	Issuer	Y	For	For
eBay Inc.	EBAY	278642103	4/29/2010	1A. Election of Director: David M. Moffett	Issuer	Y	For	For
				1B. Election of Director: Richard T. Schlosberg III	Issuer	Y	For	For
				1C. Election of Director: Thomas J. Tierney	Issuer	Y	For	For
				2. Approve the amendment and restatement of the eBay incentive plan, including to satisfy the requirements of section 162(m) of the Internal Revenue Code.	Issuer	Y	For	For

3. Approve the amendment and restatement of the company’s 2008 equity incentive award plan, including an amendment to increase the aggregate number of shares authorized for issuance under the plan by 20 million shares.

					Issuer	Y	For	For
				4. Ratify the selection of PricewaterhouseCoopers LLP as the company’s independent auditors for its fiscal year ending December 31, 2010.	Issuer	Y	For	For
Trinity Industries, Inc.	TRN	896522109	5/3/2010	1. Election of Directors	Issuer	Y	For	For
				2. To approve the amended and restated Trinity Industries, Inc. 2004 stock option and incentive plan.	Issuer	Y	For	For

				3. To approve the ratification of Ernst & Young LLP as independent registered public accounting firm for fiscal year ending December 31, 2010.	Issuer	Y	For	For
Apache Corporation	APA	037411105	5/6/2010	1. Election of Director: Eugene C. Fiedorek	Issuer	Y	For	For
				2. Election of Director: Patricia Albjerg Graham	Issuer	Y	For	For
				3. Election of Director: F. H. Merelli	Issuer	Y	For	For
				4. Ratification of Ernst & Young LLP as independent auditors.	Issuer	Y	For	For
Onex Corporation	ONEXF	68272K103	5/6/2010	1. Appointment of an auditor of the corporation.	Issuer	Y	For	For
				2. Authorization of the directors to fix the remuneration of the auditor.	Issuer	Y	For	For
				3. Election of Directors as nominees of the holders of subordinate voting shares.	Issuer	Y	For	For
Occidental Petroleum Corporation	OXY	674599105	5/7/2010	1A. Election of Director: Spencer Abraham	Issuer	Y	For	For
				1B. Election of Director: John S. Chalsty	Issuer	Y	For	For
				1C. Election of Director: Stephen I. Chazen	Issuer	Y	For	For
				1D. Election of Director: Edward P. Djerejian	Issuer	Y	For	For
				1E. Election of Director: John E. Feick	Issuer	Y	For	For
				1F. Election of Director: Carlos M. Gutierrez	Issuer	Y	For	For
				1G. Election of Director: Ray R. Irani	Issuer	Y	For	For
				1H. Election of Director: Irvin W. Maloney	Issuer	Y	For	For
				1I. Election of Director: Avedick B. Poladian	Issuer	Y	For	For
				1J. Election of Director: Rodolfo Segovia	Issuer	Y	For	For
				IK. Election of Director: Aziz D. Syriani	Issuer	Y	For	For
				IL. Election of Director: Rosemary Tomich	Issuer	Y	For	For
				IM. Election of Director: Walter L. Weisman	Issuer	Y	For	For
				2. Ratification of selection of KPMG LLP as independent auditors.	Issuer	Y	For	For
				3. Re-approval of performance goals under incentive plan pursuant to tax deduction rules.	Issuer	Y	For	For
				4. Advisory vote approving executive compensation philosophy and practice.	Issuer	Y	For	For
				5. Shareholder proposal regarding elimination of compensation over $500,000 per year.	Shareholder	Y	Against	For

				6. Shareholder proposal regarding policy to separate chairman and chief executive officer roles.	Shareholder	Y	Against	For
				7. Shareholder proposal regarding percentage of stockholder ownership required to call special meeting of stockholders.	Shareholder	Y	Against	For
				8. Shareholder proposal regarding report on assessment of host country laws.	Shareholder	Y	Against	For
				9. Shareholder proposal regarding director election by majority stockholder vote.	Shareholder	Y	Against	For
				10. Shareholder proposal regarding report on increasing inherent security of chemical facilities.	Shareholder	Y	Against	For
				11. Shareholder proposal regarding policy on accelerated vesting in event of change in control.	Shareholder	Y	Against	For
CIT Group Inc.	CIT	125581801	5/11/2010	1A. Election of Director: Michael J. Embler	Issuer	Y	For	For
				1B. Election of Director: William M. Freeman	Issuer	Y	For	For
				1C. Election of Director: Arthur B. Newman	Issuer	Y	For	For
				1D. Election of Director: Daniel A. Ninivaggi	Issuer	Y	For	For
				1E. Election of Director: R. Brad Oates	Issuer	Y	For	For
				1F. Election of Director: Marianne Miller Parrs	Issuer	Y	For	For
				1G. Election of Director: Gerald Rosenfeld	Issuer	Y	For	For
				1H. Election of Director: John R. Ryan	Issuer	Y	For	For
				1I. Election of Director: Seymour Sternberg	Issuer	Y	For	For
				1J. Election of Director: John A. Thain	Issuer	Y	For	For
				1K. Election of Director: Peter J. Tobin	Issuer	Y	For	For
				1L. Election of Director: Laura S. Unger	Issuer	Y	For	For
				2. Ratify the appointment of PricewaterhouseCoopers LLP as the company’s independent auditors for fiscal 2010.	Issuer	Y	For	For
				3. Approve the compensation of CIT’s executives, as disclosed in proxy statement for the 2010 annual meeting of stockholders.	Issuer	Y	For	For
Amgen Inc.	AMGN	031162100	5/12/2010	1A. Election of Director: David Baltimore	Issuer	Y	For	For
				1B. Election of Director: Frank J. Biondi, Jr.	Issuer	Y	For	For
				1C. Election of Director: Francois De Carbonnel	Issuer	Y	For	For
				1D. Election of Director: Jerry D. Choate	Issuer	Y	For	For
				1E. Election of Director: Vance D. Coffman	Issuer	Y	For	For

				1F. Election of Director: Frederick W. Gluck	Issuer	Y	For	For
				1G. Election of Director: Rebecca M. Henderson	Issuer	Y	For	For
				1H. Election of Director: Frank C. Herringer	Issuer	Y	For	For
				1I. Election of Director: Gilbert S. Omenn	Issuer	Y	For	For
				1J. Election of Director: Judith C. Pelham	Issuer	Y	For	For
				1K. Election of Director: J. Paul Reason	Issuer	Y	For	For
				1L. Election of Director: Leonard D. Schaeffer	Issuer	Y	For	For
				1M. Election of Director: Kevin W. Sharer	Issuer	Y	For	For
				2. Ratify the selection of Ernst & Young LLP as the company’s independent registered public accountants for the year ending December 31, 2010.	Issuer	Y	For	For
				3A. Shareholder proposal regarding shareholder action by written consent.	Shareholder	Y	Against	For
				3B. Shareholder proposal regarding equity retention policy.	Shareholder	Y	Against	For
CVS Caremark Corporation	CVS	126650100	5/12/2010	1A. Election of Director: Edwin M. Banks	Issuer	Y	For	For
				1B. Election of Director: C. David Brown II	Issuer	Y	For	For
				1C. Election of Director: David W. Dorman	Issuer	Y	For	For
				1D. Election of Director: Kristen Gibney Williams	Issuer	Y	For	For
				1E. Election of Director: Marian L. Heard	Issuer	Y	For	For
				1F. Election of Director: William H. Joyce	Issuer	Y	For	For
				1G. Election of Director: Jean-Pierre Millon	Issuer	Y	For	For
				1H. Election of Director: Terrence Murray	Issuer	Y	For	For
				1I. Election of Director: C. A. Lance Piccolo	Issuer	Y	For	For
				1J. Election of Director: Sheli Z. Rosenberg	Issuer	Y	For	For
				1K. Election of Director: Thomas M. Ryan	Issuer	Y	For	For
				1L. Election of Director: Richard J. Swift	Issuer	Y	For	For
				2. Ratify the appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for the 2010 fiscal year.	Issuer	Y	For	For
				3. Adopt the company’s 2010 incentive compensation plan.	Issuer	Y	For	For
				4. Adopt an amendment to the company’s charter to allow stockholders to call special meetings.	Issuer	Y	For	For
				5. Shareholder proposal regarding a report on political contributions and expenditures.	Shareholder	Y	Abstain	Against

				6. Shareholder proposal regarding principles to stop global warming.	Shareholder	Y	Against	For
Health Net, Inc.	HNT	42222G108	5/12/2010	1A. Election of Director: Mary Anne Citrino	Issuer	Y	For	For
				1B. Election of Director: Theodore F. Craver, Jr.	Issuer	Y	For	For
				1C. Election of Director: Vicki B. Escarra	Issuer	Y	For	For
				1D. Election of Director: Thomas T. Farley	Issuer	Y	For	For
				1E. Election of Director: Gale S. Fitzgerald	Issuer	Y	For	For
				1F. Election of Director: Patrick Foley	Issuer	Y	For	For
				1G. Election of Director: Jay M. Gellert	Issuer	Y	For	For
				1H. Election of Director: Roger F. Greaves	Issuer	Y	For	For
				1I. Election of Director: Bruce G. Willison	Issuer	Y	For	For
				1J. Election of Director: Frederick C. Yeager	Issuer	Y	For	For
				2. Ratify the selection of Deloitte & Touche LLP as the company’s independent registered public accounting firm for 2010.	Issuer	Y	For	For
				3. Shareholder proposal regarding eliminating supermajority voting.	Shareholder	Y	Against	For
Assurant, Inc.	AIZ	04621X108	5/13/2010	1. Election of Directors	Issuer	Y	For	For
				2. Appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm.	Issuer	Y	For	For
				3. Approval of an amendment of the company’s amended and restated by-laws to implement majority voting for uncontested director elections.	Issuer	Y	For	For
				4. Approval of an amendment of the company’s restated certificate of incorporation and amended and restated by-laws to declassify the board of directors.	Issuer	Y	For	For
				5. Approval of an amendment of the company’s long term equity incentive plan to increase the number of shares of common stock that may be issued pursuant to awards granted under the plan.	Issuer	Y	For	For
Cookson Group plc		G24108246	5/13/2010	1. Approve the report of the directors and the audited accounts of the company for the year ended December 31, 2009.	Issuer	Y	For	For
				2. Approve the remuneration report of the directors for the year ended December 31, 2009.	Issuer	Y	For	For

3. Election of P. J. Hill as a Director of the company	Issuer	Y	For	For
4. Election of F. C. Wanecq as a Director of the company	Issuer	Y	For	For
5. Election of J. F. Harris as a Director of the company	Issuer	Y	For	For
6. Re-appoint KPMG Audit plc as the auditors of the company until the next AGM of the company.	Issuer	Y	For	For
7. Authorize the directors, subject to the passing of proposal 6, to determine the auditors’ remuneration.	Issuer	Y	For	For

8. Authorize the directors of the company, in substitution for all previous authorities pursuant to section 80 of the 1985 Act and pursuant to and in accordance with section 551 of the 2006 Act, to allot shares or grant rights to subscribe for or to convert any security into shares as defined in section 551.1 of the 2006 Act: a) up to a nominal amount of GBP 92,138,916; b) comprising equity securities as defined in 2006 Act up to a further nominal amount of GBP 92,138,916 in connection with an offer by way of rights issue; authority expires at the end of the next AGM or on June 30, 2011, whichever is the earlier; and the company may make offers and enter into agreements during the relevant period which would or might, require relevant securities to be allotted after the authority ends.

	Issuer	Y	For	For

9. Authorize the directors, subject to the passing of proposal 8 above, to allot equity securities as defined in section 560(1) of the 2006 Act wholly for cash: pursuant to paragraph (a) of Proposal 8 or where the allotment constitutes an allotment of equity securities by virtue of section 560 of the 2006 Act in each case: i) in connection with a pre-emptive offer and (ii) otherwise than in connection with a pre-emptive offer, up to an aggregate nominal amount of GBP 13,820,837; and pursuant to the authority given by paragraph (b) of proposal 8 in connection with a rights issue, as if section 561(1) of the 2006 Act did not apply to any such allotment; authority expires the earlier of the end of the next AGM or on June 30, 2011; and the company may make offers and enter into agreements during this period which would, or might, require equity securities to be allotted after the power ends and the board may allot equity securities under any such offer or agreement as if the power had not ended.

Issuer	Y	For	For

10. Authorize the company, pursuant to article 11A of the company’s articles of association, and the purpose of section 701 of the 2006 Act, for market purchased as defined in section 693 of the said Act by the company of 27,641,674 its ordinary shares of GBP 1 each at a minimum price which shall not be less than the nominal value of the ordinary shares at the time of purchase, and a maximum price which shall be an amount equal to the higher of i) 105% of the average of the closing price of the company’s ordinary shares as derived from the London Stock Exchange Daily Official List on the five business days immediately preceding the date on which such share is contracted to be purchased and ii) the price stipulated by article 5(1) of the Buy Back and Stabilization Regulation of December 22, 2003; and authority expires the earlier of the conclusion of the AGM in 2011 or June 30, 2011.

	Issuer	Y	For	For

11. Authorize the company and those companies which are subsidiaries of the company, at any time during the period which the proposal has effect, for the purposes of part 14 of the 2006 Act: i) to make political donations to political parties, and/or independent election candidates; ii) to make political donations to political organizations other than political parties; and iii) to incur political expenditure, up to an aggregate amount of GBP 100,000, and the amount authorized under each of paragraph (i) to (iii) shall also be limited to such amount; authority is valid from the date of the passing of this proposal to the earlier of the conclusion of the company’s AGM in 2011 and June 30, 2011.

	Issuer	Y	For	For
12. Approve that the general meeting other than an AGM may be called on not less than 14 clear days notice.	Issuer	Y	For	For

WellPoint, Inc.	WLP	94973V107	5/18/2010	1A. Election of Director: Sheila P. Burke	Issuer	Y	For	For
				1B. Election of Director: George A. Schaefer, Jr.	Issuer	Y	For	For
				1C. Election of Director: Jackie M. Ward	Issuer	Y	For	For
				2. Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for 2010.	Issuer	Y	For	For
				3. Shareholder proposal concerning a feasibility study for converting to non-profit status.	Shareholder	Y	Against	For
				4. Shareholder proposal concerning disclosure of lobbying expenses.	Shareholder	Y	Against	For
				5. Shareholder proposal concerning an advisory resolution on compensation of named executive officers.	Shareholder	Y	Against	For
				6. Shareholder proposal concerning a change in the company’s jurisdiction of incorporation from Indiana to Delaware.	Shareholder	Y	Against	For
Group 1 Automotive, Inc.	GPI	398905109	5/18/2010	1. Election of Directors	Issuer	Y	For	For
				2. Amendment and restatement of the Group 1 Automotive, Inc. 2007 long term incentive plan to increase the number of shares available for issuance under the plan from 6,500,000 to 7,500,000.	Issuer	Y	For	For
				3. Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm of the company for the fiscal year ending December 31, 2010.	Issuer	Y	For	For
Cymer, Inc.	CYMI	232572107	5/20/2010	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of KPMG LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2010.	Issuer	Y	For	For
Transatlantic Holdings, Inc.	TRH	893521104	5/20/2010	1A. Election of Director: Stephen P. Bradley	Issuer	Y	For	For
				1B. Election of Director: Ian H. Chippendale	Issuer	Y	For	For
				1C. Election of Director: John G. Foos	Issuer	Y	For	For
				1D. Election of Director: Reuben Jeffery III	Issuer	Y	For	For
				1E. Election of Director: John L. McCarthy	Issuer	Y	For	For
				1F. Election of Director: Robert F. Orlich	Issuer	Y	For	For

				1G. Election of Director: Richard S. Press	Issuer	Y	For	For
				1H. Election of Director: Thomas R. Tizzio	Issuer	Y	For	For
				2. Adopt the company’s 2010 U.K. sharesave plan.	Issuer	Y	For	For
				3. Amend the company’s 2007 executive bonus plan.	Issuer	Y	For	For
				4. Ratification of the selection of PricewaterhouseCoopers LLP as the company’s independent registered public accounting firm for 2010.	Issuer	Y	For	For
Aon Corporation	AON	037389103	5/21/2010	1A. Election of Director: Lester B. Knight	Issuer	Y	For	For
				1B. Election of Director: Gregory C. Case	Issuer	Y	For	For
				1C. Election of Director: Fulvio Conti	Issuer	Y	For	For
				1D. Election of Director: Edgar D. Jannotta	Issuer	Y	For	For
				1E. Election of Director: Jan Kalff	Issuer	Y	For	For
				1F. Election of Director: J. Michael Losh	Issuer	Y	For	For
				1G. Election of Director: R. Eden Martin	Issuer	Y	For	For
				1H. Election of Director: Andrew J. McKenna	Issuer	Y	For	For
				1I. Election of Director: Robert S. Morrison	Issuer	Y	For	For
				1J. Election of Director: Richard B. Myers	Issuer	Y	For	For
				1K. Election of Director: Richard C. Notebaert	Issuer	Y	For	For
				1L. Election of Director: John W. Rogers, Jr.	Issuer	Y	For	For
				1M. Election of Director: Gloria Santona	Issuer	Y	For	For
				1N. Election of Director: Carolyn Y. Woo	Issuer	Y	For	For
				2. Ratification of appointment of Ernst & Young LLP as the company’s independent registered public accounting firm.	Issuer	Y	For	For
Total S.A.	TOT	89151E109	5/21/2010	1. Approval of parent company financial statements dated December 31, 2009.	Issuer	Y	For	For
				2. Approval of consolidated financial statements dated December 31, 2009.	Issuer	Y	For	For
				3. Allocation of earnings, declaration of dividend.	Issuer	Y	For	For
				4. Agreements covered by article L. 225-38 of the French Commercial Code.	Issuer	Y	For	For
				5. Commitments under article L. 225-42-1 of the French Commercial Code concerning Christophe de Margerie.	Issuer	Y	For	For

6. Authorization for the board of directors to trade in shares of the company.	Issuer	Y	For	For
7. Renewal of the appointment of Thierry Desmarest as a director.	Issuer	Y	For	For
8. Renewal of the appointment of Thierry De Rudder as a director.	Issuer	Y	For	For
9. Appointment of Gunnar Brock as a director.	Issuer	Y	For	For
13. Renewal of the appointment of Ernst & Young Audit as statutory auditors.	Issuer	Y	For	For
14. Renewal of the appointment of KPMG Audit (a division of KPMG S.A.) as statutory auditors.	Issuer	Y	For	For
15. Appointment of Auditex as alternate auditors.	Issuer	Y	For	For
16. Appointment of KPMG Audit as alternate auditors.	Issuer	Y	For	For
17. Share capital increases with preferential subscription rights.	Issuer	Y	For	For
18. Share capital increases by public offering without preferential subscription rights.	Issuer	Y	Against	Against
19. Share capital increases in exchange for equity securities contributed to the company.	Issuer	Y	Against	Against
20. Share capital increases by the issuance of common shares reserved to employees.	Issuer	Y	For	For
21. Allocation of stock options.	Issuer	Y	For	For

A. Shareholder proposal regarding an amendment of the articles of association concerning the publication of the internal charters for collective investment funds whose assets are more than 0.5% of the capital of the company.

	Shareholder	Y	Against	For

Z. Please be advised that you may vote only on one of the following: for proposal 10 vote “For” appointment of a director representing employee shareholders Mr. Claude Clemente; for proposal 11 vote “Against” appointment of a director representing employee shareholders Mr. Philippe Marchandise; for proposal 12 vote “Abstain” appointment of a director representing employee shareholders Mr. Mohammed Zaki.

	Issuer	Y	For

Ensco plc	ESV	29358Q109	5/25/2010	1. Election of Class II Director: Thomas L. Kelly II	Issuer	Y	For	For
				2. Election of Class II Director: Rita M. Rodriguez	Issuer	Y	For	For
				3. Ratify the audit committee’s appointment of KPMG LLP as the company’s independent registered public accounting firm for 2010.	Issuer	Y	For	For

4. Ratify the appointment of KPMG Audit plc as the company’s statutory auditors under Companies Act 2006 (to hold office until the conclusion of the next annual general meeting at which accounts are laid before the company) and to ratify that the audit committee is authorized to determine the company’s statutory auditors’ remuneration.

					Issuer	Y	For	For
				5. Re-approve the company’s 2005 cash incentive plan, including the material terms of the performance goals therein for purposes of section 162(m) of the Internal Revenue Code.	Issuer	Y	For	For
Omnicare, Inc.	OCR	681904108	5/25/2010	1A. Election of Director: John T. Crotty	Issuer	Y	For	For
				1B. Election of Director: Joel F. Gemunder	Issuer	Y	For	For
				1C. Election of Director: Steven J. Heyer	Issuer	Y	For	For
				1D. Election of Director: Andrea R. Lindell	Issuer	Y	For	For
				1E. Election of Director: James D. Shelton	Issuer	Y	For	For
				1F. Election of Director: John H. Timoney	Issuer	Y	For	For
				1G. Election of Director: Amy Wallman	Issuer	Y	For	For
				2. Ratify the appointment of independent registered public accounting firm.	Issuer	Y	For	For
Chevron Corporation	CVX	166764100	5/26/2010	1A. Election of Director: S. H. Armacost	Issuer	Y	For	For
				1B. Election of Director: L. F. Deily	Issuer	Y	For	For
				1C. Election of Director: R. E. Denham	Issuer	Y	For	For
				1D. Election of Director: R. J. Eaton	Issuer	Y	For	For
				1E. Election of Director: C. Hagel	Issuer	Y	For	For
				1F. Election of Director: E. Hernandez	Issuer	Y	For	For
				1G. Election of Director: F. G. Jenifer	Issuer	Y	For	For
				1H. Election of Director: G. L. Kirkland	Issuer	Y	For	For
				1I. Election of Director: S. Nunn	Issuer	Y	For	For
				1J. Election of Director: D. B. Rice	Issuer	Y	For	For
				1K. Election of Director: K. W. Sharer	Issuer	Y	For	For

				1L. Election of Director: C. R. Shoemate	Issuer	Y	For	For
				1M. Election of Director: J. G. Stumpf	Issuer	Y	For	For
				1N. Election of Director: R. D. Sugar	Issuer	Y	For	For
				1O. Election of Director: C. Ware	Issuer	Y	For	For
				1P. Election of Director: J. S. Watson	Issuer	Y	For	For
				2. Ratification of independent registered public accounting firm.	Issuer	Y	For	For
				3. Amendment to the company’s by-laws to reduce the percentage of stockholders required for stockholders to call for special meetings.	Issuer	Y	For	For
				4. Shareholder proposal for appointment of an independent director with environmental expertise.	Shareholder	Y	Against	For
				5. Shareholder proposal regarding holding equity-based compensation through retirement.	Shareholder	Y	Against	For
				6. Shareholder proposal regarding disclosure of payments to host governments.	Shareholder	Y	Against	For
				7. Shareholder proposal regarding guidelines for country selection.	Shareholder	Y	Against	For
				8. Shareholder proposal regarding financial risks from climate change.	Shareholder	Y	Against	For
				9. Shareholder proposal regarding human rights committee.	Shareholder	Y	Against	For
Lowe’s Companies, Inc.	LOW	548661107	5/28/2010	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as the company’s independent registered public accounting firm.	Issuer	Y	For	For
				3. Approve an amendment to the company’s by-laws decreasing the percentage of shares required to call a special meeting of shareholders.	Issuer	Y	For	For
				4. Shareholder proposal regarding report on political spending.	Shareholder	Y	Against	For
				5. Shareholder proposal regarding separating the roles of chairman and CEO.	Shareholder	Y	Against	For
Arkema S.A.		F0392W125	6/1/2010	1. Approve the annual accounts for the FYE on December 31, 2009.	Issuer	Y	For	For
				2. Approve the consolidated accounts for the FYE on December 31, 2009.	Issuer	Y	For	For

3. Approve the allocation of the result for the FYE on December 31, 2009.	Issuer	Y	For	For
4. Approve the agreements regulated under article L. 225-40 et seq. Code de Commerce.	Issuer	Y	For	For
5. Approve to set the total amount of the directors’ attendance fees.	Issuer	Y	For	For
6. Ratify the co-opting of Isabelle Kocher as a director.	Issuer	Y	For	For
7. Approve Claire Pedini as a director.	Issuer	Y	For	For
8. Approve the nomination of Patrice Breant as a director representing employees who are also shareholders.	Issuer	Y	For	For
9. Approve the nomination of David Quijano as a director representing employees who are also shareholders.	Issuer	Y	For	For
10. Authorize the board of directors to trade in the company’s shares.	Issuer	Y	For	For

11. Authorize the board of directors to issue shares in the company and/or transferable securities giving access to shares in the company or in one of its subsidiaries, with the preferential right of subscription for shareholders maintained.

	Issuer	Y	For	For

12. Authorize the board of directors to issue shares in the company and/or transferable securities giving access to shares in the company or in one of its subsidiaries, by means of a public offer, with the preferential right of subscription for shareholders cancelled.

	Issuer	Y	For	For

13. Authorize the board of directors, in the event of a capital increase with the preferential right of subscription for shareholders maintained (or cancelled), to increase the number of transferable securities to be issued pursuant to the 11th and 12th proposals.

	Issuer	Y	For	For
14. Approve the overall cap for authorizations of immediate and/or future capital increases.	Issuer	Y	For	For

				15. Authorize the board of directors to make capital increases reserved for employees who are members of a corporate personal equity plan.	Issuer	Y	For	For
				16. Amend article 10.1.2 of the articles of association.	Issuer	Y	For	For
				17. Amend article 10.2 of the articles of association.	Issuer	Y	For	For
				18. Grant powers for the required formalities.	Issuer	Y	For	For
Wal-Mart Stores, Inc.	WMT	931142103	6/4/2010	1A. Election of Director: Aida M. Alvarez	Issuer	Y	For	For
				1B. Election of Director: James W. Breyer	Issuer	Y	For	For
				1C. Election of Director: M. Michele Burns	Issuer	Y	For	For
				1D. Election of Director: James I. Cash, Jr.	Issuer	Y	For	For
				1E. Election of Director: Roger C. Corbett	Issuer	Y	For	For
				1F. Election of Director: Douglas N. Daft	Issuer	Y	For	For
				1G. Election of Director: Michael T. Duke	Issuer	Y	For	For
				1H. Election of Director: Gregory B. Penner	Issuer	Y	For	For
				1I. Election of Director: Steven S. Reinemund	Issuer	Y	For	For
				1J. Election of Director: H. Lee Scott, Jr.	Issuer	Y	For	For
				1K. Election of Director: Arne M. Sorenson	Issuer	Y	For	For
				1L. Election of Director: Jim C. Walton	Issuer	Y	For	For
				1M. Election of Director: S. Robson Walton	Issuer	Y	For	For
				1N. Election of Director: Christopher J. Williams	Issuer	Y	For	For
				1O. Election of Director: Linda S. Wolf	Issuer	Y	For	For
				2. Ratification of Ernst & Young LLP as independent accountants.	Issuer	Y	For	For
				3. Approval of the company’s stock incentive plan of 2010.	Issuer	Y	For	For
				4. Approval of the ASDA Limited sharesave plan 2000, as amended.	Issuer	Y	For	For
				5. Shareholder proposal regarding gender identity non-discrimination policy.	Shareholder	Y	Against	For
				6. Shareholder proposal regarding advisory vote on executive compensation.	Shareholder	Y	Against	For
				7. Shareholder proposal regarding political contribution report.	Shareholder	Y	Against	For
				8. Shareholder proposal regarding special shareowner meetings.	Shareholder	Y	Against	For

				9. Shareholder proposal regarding poultry slaughter.	Shareholder	Y	Against	For
				10. Shareholder proposal regarding lobbying priorities report.	Shareholder	Y	Against	For
Ares Capital Corporation	ARCC	04010L103	6/7/2010	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the selection of KPMG LLP as the company’s independent registered public accounting firm for the year ending December 31, 2010.	Issuer	Y	For	For

3. Authorize the company, with the approval of its board of directors, to sell or otherwise issue shares of its common stock at a price below its then current net asset value per share subject to the limitations set forth in the proxy statement for the 2010 annual meeting of stockholders, all as more fully described in the proxy statement.

					Issuer	Y	For	For
Genting Malaysia Berhad		Y7368M113	6/9/2010	1. Receive and adopt the audited financial statements for the fiscal year ended December 31, 2009 and the directors’ and auditors reports thereon.	Issuer	Y	For	For

2. Approve the declaration of a final dividend of 4.3 sen less 25% tax per ordinary share of 10 sen each for the fiscal year ended December 31, 2009 to be paid on July 21, 2010 to members registered in the record of depository on June 30, 2010.

					Issuer	Y	For	For
				3. Approve the payment of directors’ fees of MYR 778,405 for the fiscal year ended December 31, 2009.	Issuer	Y	For	For
				4. Re-elect Tan Sri Lim Kok Thay as a director of the company pursuant to article 99 of the articles of association of the company.	Issuer	Y	For	For
				5. Re-elect Teo Eng Siong as a director of the company, pursuant to article 104 of the articles of association of the company.	Issuer	Y	For	For

6. Re-appoint Tun Mohammed Hanif Bin Omer, as a director of the company to hold office until the conclusion of the next AGM, retiring in accordance with section 129 of the Companies Act, 1965.	Issuer	Y	For	For
7. Re-appoint Tan Sri Alwi Jantan, as a director of the company to hold office until the conclusion of the next AGM, retiring in accordance with section 129 of the Companies Act, 1965.	Issuer	Y	For	For
8. Re-appoint Tan Sri Dr. Lin See Yan, as a director of the company to hold office until the conclusion of the next AGM, retiring in accordance with section 129 of the Companies Act, 1965.	Issuer	Y	For	For
9. Re-appoint PricewaterhouseCoopers LLP as the auditors of the company and authorize the directors to fix their remuneration.	Issuer	Y	For	For

10. Authorize the company, subject to the passing of ordinary proposal 11, and subject to compliance with all applicable laws, the company’s articles of association, and the regulations and guidelines applied from time to time by Bursa Malaysia Securities Berhad and/or any other relevant regulatory authorities: a to utilize up to the aggregate of the total retained earnings and share premium accounts of the company based on the latest audited financial statements available up 10 the date of the transaction, to purchase, from time to time during the validity of the approval and authority under this proposal, such number of ordinary shares of 10 sen each in the company as may be determined by the directors of the company on Bursa Securities upon such terms and conditions as the directors may deem fit and expedient in the interests of the company.

	Issuer	Y	For	For

11. Authorize Genting Berhad and the persons acting in concert with GENT “PAC,” subject to the passing of ordinary proposal 10 and the approval of the Securities Commission, to be exempted from the obligation to undertake a mandatory take-over offer on the remaining voting shares in the company not already owned by them under part II of Malaysian Code on take-overs and mergers, 1998 Code, which may arise upon the future purchase by the company of its own shares pursuant to ordinary proposal 10, in conjunction with the application submitted by GENT and the PACs to the SC under the practice note 2.9.10 of the Code, and authorize the directors of the company to take all such actions that may be necessary and/or desirable to give effect to this proposal and in connection therewith to enter into and execute on behalf of the company any instrument.

Issuer	Y	For	For

12. Authorize the directors, subject always to the Companies Act, the Main Market Listing Requirements of Bursa Malaysia Securities Berhad “MMLR” and the approval of any relevant governmental and/or regulatory authorities, where such approval is required, pursuant to section 132D of the Companies Act, 1965 to: 1) issue and allot shares in the company; and/or 2) issue, make or grant offers, agreements, options or other instruments that might or would require shares to be issued collectively “Instruments” during and/or after the period the approval granted by this proposal in in force, at any time and from time to time and upon such terms and conditions and for such purposes as the directors may, in their absolute discretion deem fit.

Issuer	Y	For	For

13. Authorize the company and/or its subsidiaries to enter into any of the transactions falling within the types of recurrent related party transactions of a revenue or trading nature with the related parties as set out in section 2.3 under part C of the Document to Shareholders dated May 18, 2010, provided that such transactions are undertaken in the ordinary course of business, at arms’ length and based on commercial terms and on terms not more favorable to the related party than those generally available to/from the public and are not, in the company’s opinion, detrimental to the minority shareholders and that the breakdown of the aggregate value of the recurrent related party transactions conducted/to be conducted during the financial year, including the types of recurrent related party transactions made and the names of the related parties, will be disclosed in the annual report of the company pursuant to the requirements of the Main Market Listing Requirements of Bursa Malaysia Securities Berhad.

Issuer	Y	For	For

14. Authorize the company to make a retirement gratuity payment of MYR 457,475 to Tan Sri Wan Sidek bin Hj Wan Abdul Rahman, the former independent non-executive director of the company in recognition and appreciation of his long service and contribution to the company and authorize the directors of the company to take alll such actions as they may consider necessary and/or desirable to give full effect to this proposal.

Issuer	Y	For	For

15. Approve and adopt the amendments to the existing articles of association of the company as proposed and set forth under part D of the Document to Shareholders dated May 18, 1010, and authorize the directors of the company to do all acts and things and take all such steps as they may consider necessary and/or desirable to give full effect to these amendments to the articles of association.

					Issuer	Y	For	For
PetSmart, Inc.	PETM	716768106	6/16/2010	1A. Election of Director: Rakesh Gangwal	Issuer	Y	For	For
				1B. Election of Director: Robert F. Moran	Issuer	Y	For	For
				1C. Election of Director: Barbara A. Munder	Issuer	Y	For	For
				1D. Election of Director: Thomas G. Stemberg	Issuer	Y	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as the company’s independent registered public accounting firm for the 2010 fiscal year ending January 30, 2011.	Issuer	Y	For	For
				3. Amend the company’s executive short-term incentive plan.	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FPA Funds Trust

By (Signature and Title)*	/s/ J. Richard Atwood, Treasurer

Date	8/31/10

* Print the name and title of each signing officer under his or her signature.

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